Schedule of accounts receivables and other receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 591,334	$ 3,020,898
Other receivables		36,244
Total	591,334	3,057,142
Allowance for doubtful accounts	(301,393)	(285,699)
Total accounts receivable, net	$ 289,941	$ 2,771,443